Shareholders' equity, Summary (Details) $ / shares in Units, $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MXN ($) shares
Shareholders Equity [Abstract]
Capital stock	$ 95,353,767	$ 5,307	$ 95,356,548
Series B Common Stock [Member]
Shareholders Equity [Abstract]
Capital stock | $	$ 231,290
Number of shares issued (in shares)	61,245,000,000	61,245,000,000
Number of shares outstanding (in shares)	60,263,500,000	60,263,500,000	61,000,000,000
Treasury stock (in shares)	981,500,000	981,500,000	245,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0